Accrued Warranty - Schedule of Warranty Accrual (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Product Warranties Disclosures [Abstract]
Warranty accrual at beginning of year	$ 13,596	$ 5,916	$ 3,748
Accrual during the year	18,886	10,653	3,211
Cost of warranty services provided during the year	(10,808)	(1,349)	(548)
Reduction of reserves	(1,762)	(1,624)	(495)
Warranty accrual at end of year	$ 19,912	$ 13,596	$ 5,916